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                                          March 28, 2006

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

            Credit Suisse First Boston Mortgage Acceptance Corp.
            Registration   Statement   on  Form  S-3   relating   to  Mortgage
            Pass-Through
            Certificates and Mortgage-Backed Notes, to be combined with REGISTRATION STATEMENT NO. 333-127870 PURSUANT TO RULE 429

Ladies and Gentlemen:

      On behalf of Credit Suisse First Boston Mortgage Acceptance Corp. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

      The primary objectives of the above-captioned Registration Statement are to register an additional $1,000,000 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes and to incorporate revisions relating to Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127870 pursuant to Rule 429 under the Securities Act of 1933, as amended.

      Please note that we have incorporated into this filing all of the revisions that we have made to the Credit Suisse First Boston Mortgage Securities Corp. registration statement (333-130884) throughout the Commission's review of that registration statement.

      If you require any additional information, please call the undersigned at
(212) 912-7450 or Rob Olin at (212) 912-8387.

                                          Very truly yours,

                                          /s/ STEPHEN S. KUDENHOLDT
                                          -------------------------
                                          Stephen S. Kudenholdt


Copy with enclosures to:

Hanna Teshome
Division of Corporation Finance